Annual Total Returns[BarChart] - The Hartford Small Cap Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.07%)	16.37%	43.91%	6.71%	(1.30%)	11.68%	19.61%	(12.41%)	35.29%	31.75%